SCHEDULE OF MOVEMENTS IN ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2023 HKD ($)
Credit Loss [Abstract]
Balance at beginning of the years/period	$ 40,560	$ 7,000	$ 54,600
Additions	14,040			40,560
Balance at end of the years/period	$ 54,600	$ 7,000	$ 54,600	$ 40,560